Basis of Presentation and General Infomation (Tables)	12 Months Ended
Dec. 31, 2017
Basis of Presentation and General Information [Abstract]
Schedule of revenue by major charterer
	Year ended December 31,
	2015	2016	2017
Customer A	14%	11%	-
Customer B	19%	20%	33%
Customer C	13%	-	-
Customer D	15%	31%	40%
Customer E	13%	14%	-
Customer F	15%	18%	-